Pyramis Government Income Portfolio
Pyramis® Government Income Portfolio PORTFOLIO SUMMARY:
Investment Objective
Seeks a high level of current income, consistent with preservation of principal.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Pyramis Government Income Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Pyramis Government Income Portfolio Class B
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.84%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Pyramis Government Income Portfolio Class B
1 Year	86
3 Years	269
5 Years	468
10 Years	1,040

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 365.8% of the average value of its portfolio.

Principal Investment Strategies

Pyramis Global Advisors, LLC (“Pyramis”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in U.S. Government securities and instruments related to U.S. Government securities, such as repurchase agreements on such securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Pyramis may also invest the Portfolio’s assets in mortgage-backed and asset-backed securities.

Pyramis uses a blended index comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index as a guide in structuring the Portfolio and selecting its investments. Pyramis manages the Portfolio to have similar overall interest rate risk to the blended index.

Pyramis considers other factors when selecting the Portfolio’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Portfolio’s exposure to various risks, including interest rate risk, Pyramis considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Portfolio’s competitive universe and internal views of potential future market conditions.

Pyramis allocates the Portfolio’s assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Pyramis may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, regardless of whether the Portfolio may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. Pyramis may invest a significant portion of the Portfolio’s assets in these types of investments. Pyramis may also invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Finally, Pyramis may engage in the short selling of securities. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments, when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. High portfolio turnover rates that are associated with active and frequent trading may result in higher transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance
The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.